Financial Instruments and Financial Risk Management - Summary of Notional Amounts of Outstanding Foreign Currency Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Foreign Currency Derivatives
Disclosure Of Financial Instruments [Line Items]
Notional	$ 1,616,383	$ 1,120,038